Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 934,457	$ 971,453	$ 945,744
Amortization expense one year	931,403
Amortization expense two year	735,878
Amortization expense three year	39,407
Amortization expense four year	31,538
Amortization expense five year	$ 16,965